Financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of liabilities
As at March 31, 2023 and 2022, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2023			March 31, 2022

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	800,154	800,154	Level 1	953,654	953,654
Restricted cash and restricted deposits	Level 1	1,774	1,774	Level 1	1,791	1,791
Merchant cash advances	Level 3	29,492	29,492	Level 3	6,300	6,300
Foreign exchange forward contracts	Level 2	0	0	Level 2	23	23
Investments	Level 3	1,519	1,519	—	—	—
Liabilities:
Foreign exchange forward contracts	Level 2	125	125	Level 2	0	0

Financial instruments measured at fair value in the condensed interim consolidated balance sheet
As at March 31, 2023 and 2022, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2023			March 31, 2022

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	800,154	800,154	Level 1	953,654	953,654
Restricted cash and restricted deposits	Level 1	1,774	1,774	Level 1	1,791	1,791
Merchant cash advances	Level 3	29,492	29,492	Level 3	6,300	6,300
Foreign exchange forward contracts	Level 2	0	0	Level 2	23	23
Investments	Level 3	1,519	1,519	—	—	—
Liabilities:
Foreign exchange forward contracts	Level 2	125	125	Level 2	0	0

Disclosure of provision matrix
The loss allowance as at March 31, 2023 and 2022 was determined as follows:
2023

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	15%	48%	67%	69%	71%
Gross carrying amount	28,209	4,649	1,418	521	989	1,381

Loss allowance	741	697	681	349	682	981
2022

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	14%	46%	64%	68%	70%
Gross carrying amount	17,279	2,212	617	213	577	1,996

Loss allowance	518	310	284	136	392	1,403

Changes in the loss allowance	Changes in the loss allowance were as follows:

	2023	2022
	$	$

Balance – Beginning of fiscal year	3,043	3,519
Increase	3,076	1,603
Write-offs	(1,988)	(2,079)

Balance – End of fiscal year	4,131	3,043

Maturity of financial liabilities
The maturity analysis of lease liabilities as at March 31, 2023 is as follows:

Fiscal Year	$

2024	6,617
2025	5,672
2026	4,165
2027	2,780
2028	2,139
2029 and thereafter	3,818

Total minimum payments	25,191
As at March 31, 2023 and 2022, the maturity analysis of financial liabilities represented the following:
2023

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,827	—	—	68,827
Other long-term liabilities	—	1,026	—	1,026
2022

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	78,307	—	—	78,307
Other long-term liabilities	—	1,007	—	1,007
Long-term debt	—	30,000	—	30,000

Currency Risk

2023	CAD	EUR	AUD	GBP	CHF	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,336	5,828	2,078	1,907	1,456	1,537	16,142
Trade and other receivables	3,716	9,004	8,199	1,680	1,074	1,883	25,556
Accounts payable and accrued liabilities	(10,615)	(8,948)	(3,604)	(1,561)	(1,294)	(3,333)	(29,355)
Other long-term liabilities	(231)	(267)	(68)	(119)	(48)	(5)	(738)
Lease liabilities	(11,805)	(3,258)	(1,870)	(4,085)	(866)	(211)	(22,095)

Net financial position exposure	(15,599)	2,359	4,735	(2,178)	322	(129)	(10,490)

2022	CAD	EUR	AUD	GBP	CHF	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	13,885	6,270	2,522	1,338	2,333	4,103	30,451
Trade and other receivables	3,454	4,086	2,675	1,472	628	483	12,798
Accounts payable and accrued liabilities	(18,508)	(5,755)	(2,834)	(1,466)	(1,366)	(3,172)	(33,101)
Other long-term liabilities	(287)	(270)	(53)	(142)	(37)	—	(789)
Lease liabilities	(13,400)	(4,447)	(477)	(4,315)	(259)	(548)	(23,446)

Net financial position exposure	(14,856)	(116)	1,833	(3,113)	1,299	866	(14,087)
The table below shows the immediate increase/(decrease) in net loss before tax of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure as at March 31, 2023 and 2022. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	AUD	GBP	NZD	Other
	$	$	$	$	$	$

2023	(84)	(58)	161	111	(152)	15
2022	(1,347)	(1,092)	(512)	(383)	(167)	(166)

Hedging reserve
Hedging reserve

	2023	2022
	$	$

Balance as at March 31,	23	—
Unrealized losses on fair value that may be subsequently reclassified to consolidated statements of loss	(3,386)	(337)
Losses reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	3,238	360

Balance as at March 31,	(125)	23